Subsequent events (Tables)	12 Months Ended
Dec. 31, 2021
Subsequent events
Schedule of exploration project in respect of which an earn-in agreement is executed by the Company

Earn-In
Expenditures
		Expenditures	Required to
	Cumulative	Necessary to	Achieve
	Earn-In	Earn Initial	Maximum	Maximum
	Expenditures as of	Ownership	Ownership	Potential
Project	December 31, 2021	Interest	Interest	Ownership
Carolina	$—	$6.0 million	$26.0 million	85%